Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of the allowance for loan losses
Balance at beginning of period				$ 13,719				$ 14,842	$ 13,719	$ 14,842	$ 13,809
Additions:
Provision for loan losses	0	0	0	0	30	0	1,000	1,000	0	2,030	8,900
Deductions:
Loans charged off									5,828	4,180	8,789
Less recoveries on loans									(1,208)	(1,027)	(922)
Net loans charged off									4,620	3,153	7,867
Balance at end of period	9,099				13,719				9,099	13,719	14,842
Commercial, Financial, and Agricultural
Summary of the allowance for loan losses
Balance at beginning of period				2,374				1,937	2,374	1,937	1,804
Additions:
Provision for loan losses									371	992	1,732
Deductions:
Loans charged off									1,285	895	1,760
Less recoveries on loans									(319)	(340)	(161)
Net loans charged off									966	555	1,599
Balance at end of period	1,779				2,374				1,779	2,374	1,937
Real Estate Construction - Residential
Summary of the allowance for loan losses
Balance at beginning of period				931				732	931	732	1,188
Additions:
Provision for loan losses									(592)	318	(523)
Deductions:
Loans charged off									349	119	0
Less recoveries on loans									(181)	0	(67)
Net loans charged off									168	119	(67)
Balance at end of period	171				931				171	931	732
Real Estate Construction - Commercial
Summary of the allowance for loan losses
Balance at beginning of period				631				1,711	631	1,711	1,562
Additions:
Provision for loan losses									326	(452)	126
Deductions:
Loans charged off									491	633	0
Less recoveries on loans									0	(5)	(23)
Net loans charged off									491	628	(23)
Balance at end of period	466				631				466	631	1,711
Real Estate Mortgage - Residential
Summary of the allowance for loan losses
Balance at beginning of period				2,959				3,387	2,959	3,387	3,251
Additions:
Provision for loan losses									(226)	273	955
Deductions:
Loans charged off									408	812	977
Less recoveries on loans									(202)	(111)	(158)
Net loans charged off									206	701	819
Balance at end of period	2,527				2,959				2,527	2,959	3,387
Real Estate Mortgage - Commercial
Summary of the allowance for loan losses
Balance at beginning of period				6,523				6,834	6,523	6,834	5,734
Additions:
Provision for loan losses									(107)	622	6,318
Deductions:
Loans charged off									2,890	1,301	5,466
Less recoveries on loans									(320)	(368)	(248)
Net loans charged off									2,570	933	5,218
Balance at end of period	3,846				6,523				3,846	6,523	6,834
Installment Loans to Individuals
Summary of the allowance for loan losses
Balance at beginning of period				294				239	294	239	267
Additions:
Provision for loan losses									195	272	293
Deductions:
Loans charged off									405	420	586
Less recoveries on loans									(186)	(203)	(265)
Net loans charged off									219	217	321
Balance at end of period	270				294				270	294	239
Unallocated
Summary of the allowance for loan losses
Balance at beginning of period				7				2	7	2	3
Additions:
Provision for loan losses									33	5	(1)
Deductions:
Loans charged off									0	0	0
Less recoveries on loans									0	0	0
Net loans charged off									0	0	0
Balance at end of period	$ 40				$ 7				$ 40	$ 7	$ 2